Putnam
Managed
High Yield
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-00

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

While higher-risk investments such as lower-rated, high-yield corporate bonds have delivered attractive long-term results, there will always be occasional periods where the market goes against them. The following report for Putnam Managed High Yield Trust addresses such a period, in which a combination of macroeconomic factors -- interest-rate increases, a higher default rate, and declines in several key industries -- created a particularly challenging environment for your fund.

It is possible, though, that many of the challenges now lie behind us. As your fund's manager, Rosemary Thomsen, explains her strategies, she also points out Putnam Management's belief that the high-yield market may be approaching a bottom. This could very well translate into a more favorable environment in fiscal 2001.

We believe that Rosemary and her team have done an excellent job of positioning this fund to benefit from a recovery in the high-yield sector, and that shareholders who stay focused on their long-term goals will be rewarded for their patience.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
January 17, 2001

REPORT FROM FUND MANAGEMENT

Rosemary H. Thomsen
and the Credit Team

As many high-yield investors know, calendar 2000 has been the worst year for high-yield bonds since Drexel Burnham Lambert went bankrupt in 1990 and the high-yield market collapsed. There are several reasons for the market's decline, including higher short-term interest rates, an increase in defaults, an inverted U.S. Treasury yield curve, and the effects of a glut of new issuance in 1997 and 1998. The negative economic and market factors also contributed to the decline in the Nasdaq index, affecting high yield issuers which have Nasdaq-traded stock. During the semiannual period ended November 30, 2000, your fund was not immune to these events, and its performance reflected the difficulties in the market.

Total return for 6 months ended 11/30/00

                 NAV            Market price
-----------------------------------------------------------------------
               -7.56%              -3.91%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods begins on page 6.

* FED TIGHTENING AFFECTED THE MARKET

The Federal Reserve Board's monetary tightening policy from June 1999 to May 2000 involved six interest-rate increases totaling 1.75%. These have had profound consequences for the high-yield market. Combined with the federal government's buyback of long-term Treasuries, which lowered long-term rates, the much higher short-term rates produced an inverted yield curve. (The Treasury yield curve is said to be inverted when short-term rates are higher than long-term rates.) Under these conditions, bond markets become distorted. Approximately $5 billion has flowed out of high-yield mutual funds this year, in part because investors were attracted to less risky short-term bond investments available at higher-than-usual rates. Finally, the inverted yield curve has been viewed as a precursor to an economic slowdown. Investors anticipate that higher interest rates may slow economic growth, reducing any threat of inflation.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications           8.6%

Broadcasting                 7.1%

Gaming
and lottery                  5.3%

Telephone                    5.1%

Cable television             4.9%

Footnote reads:
*Based on net assets as of 11/30/00. Holdings will vary over time.


* CAUSES AND EFFECTS OF HIGH DEFAULT RATES

Default rates in the market remained elevated at almost 6% during the six-month period. A company is in default when it cannot make interest payments on its debt obligations. At the root of this increase is the surge in high-yield bond issuance that took place in 1997 and 1998. Since the period in which high-yield bonds are most likely to default is roughly two to three years after issue, it is not surprising to see such high default rates now. In fact, a recent study showed that 84 of the 152 bonds (55%) in default this year were issued in 1997 and 1998.*

Higher short-term interest rates also have contributed to the increase in defaults because they have increased the cost of corporate borrowing from banks and reduced the willingness of banks to lend. The tighter credit environment that has ensued affected many companies that issue high-yield bonds. Since some of these issuers are in capital-intensive industries, they typically require significant financing to expand their businesses. If the sources of this capital dry up, the firms may be more likely to default on the bonds they have already issued.

*The New York Times, November 19, 2000.

The slowing economy, with decreasing revenue growth and lower profit expectations, has not helped the default situation. The automotive sector has been particularly hard hit by higher short-term interest rates and a decrease in consumer spending, and this has affected issuers in the auto industry and other related industries. Finally, many high-yield issuers in the basic industries sector were hurt by a rise in asbestos-related litigation claims.

* NASDAQ DECLINE HURT HIGH-YIELD ISSUERS

The dramatic decline in the Nasdaq in the past six months -- nearly a 50% drop between its high in March and recent lows at the end of the fund's semiannual period -- has been another negative factor for high-yield bonds. Many high-yield issuers also have issued stock trading on the Nasdaq Index. When the stock market was strong in 1999 and in early 2000, these companies were able to obtain high prices for their equity, bolstering the equity portion of their balance sheets. The strong stock market also helped companies to raise debt financing in the high-yield markets. With the collapse of the Nasdaq in the past six months, companies faced a very different set of circumstances. The huge decline in the market value of their stock created much higher debt-to-equity ratios, causing the market to punish the value of their debt holdings. As a result, it became more difficult for these firms to raise new financing in either the debt or equity markets, giving them fewer options for expanding their businesses or servicing their existing debt.

"The high-yield market tends to be forward-looking and historically has anticipated an improvement in default rates before it occurs. While there is still a chance the default rate could rise again, we believe a sharp increase is unlikely."

-- Rosemary Thomsen, portfolio manager, Putnam Managed High Yield Trust

* FUND BENEFITED FROM POSITIONING STRATEGIES

Some of the larger sectors within the high-yield bond market have experienced difficulties in the past few years. We began reducing our telecommunications holdings in 1999, before the sector decline began in earnest, and have continued to pare them throughout the year.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Midland Funding II Corp.
Series A, 11.75%, 2005
Power producers

Echostar Broadband Corp.
144A senior notes, 10.375%, 2007
Broadcasting

Trump Castle Funding
144A subordinated notes, 10.25%, 2003
Gaming and lottery

PHI Holdings, Inc.
Senior subordinated notes, zero %, 2001
Broadcasting

CSC Holdings, Inc.
Series M, $11.13 cumulative preferred
Cable television

Paxson Communications Corp.
144A, $13.25 cumulative preferred
Broadcasting

RBF Finance Co.
Company guaranty, 11.375%, 2009
Energy

Diva Systems Corp.
Cumulative preferred
Media

Diamond Cable Communication Co.
Senior discount notes, stepped-coupon,
0%, (10.75%, 2/15/02), 2007
(United Kingdom)
Cable television

Derby Cycle Corp. (The)
Senior notes, 10%, 2008
Consumer

Footnote reads:
These holdings represent 8.8% of the fund's net assets as of 11/30/00. Portfolio holdings will vary over time.


The fund benefited from a high level of merger and acquisition activity during the period. When a high-yield issuer is acquired by a larger company with a strong balance sheet, the value of the high-yield bonds can increase substantially. In some cases, the bonds are upgraded from "junk" status to investment-grade, giving their prices an enormous boost. Some examples in your fund include Verio, which was acquired by NTT of Japan; OnePoint, which has announced that it will be acquired by Verizon; and R&B Falcon, which has reported that it will be acquired by Transocean. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

* MARKET CONSIDERED NEAR BOTTOM

We are cautiously optimistic about potential for a bottom in the high-yield market next year and anticipate the beginnings of a recovery that could spread over the next several years. The Fed's surprise rate cut in early January 2001 should ease pressure on companies seeking financing and give the economy a boost. A second possibility is a leveling off of the default rate. Many of the companies that intended to default already have done so, and they cannot default again.

The high-yield market tends to be forward-looking and historically has anticipated improvement in default rates before it occurs. For example, in 1991 when the default rate was roughly 10%, the high-yield market anticipated an improvement and then returned over 40%. In fact, high-yield bonds performed well for several subsequent years. While we cannot predict what the high-yield market will do next year, or how long it will take to recover, we believe that the end of this difficulty may occur sometime next year. As soon as investors perceive a turnaround, high-yield bond prices will have the potential to recover. We will continue our efforts to position your fund to take advantage of such a recovery.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/00, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.


A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Managed High Yield Trust is designed for investors seeking high current income with a secondary objective of capital growth.

TOTAL RETURN FOR PERIODS ENDED 11/30/00

                                           First Boston
                                Market      High Yield       Consumer
                       NAV      price       Bond Index     price index
-------------------------------------------------------------------------------
6 months             -7.56%    -3.91%         -4.19%          1.57%
-------------------------------------------------------------------------------
1 year               -8.33     -8.13          -5.95           3.44
-------------------------------------------------------------------------------
5 years              18.43     11.60          23.77          13.26
Annual average        3.44      2.22           4.36           2.52
-------------------------------------------------------------------------------
Life of fund
(since 6/25/93)      44.38     30.88          52.01          20.64
Annual average        5.07      3.69           5.81           2.56
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 11/30/00

-------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------------------------
Number                                          6
-------------------------------------------------------------------------------
Income                                       $0.604
-------------------------------------------------------------------------------
Capital gains                                  --
-------------------------------------------------------------------------------
  Total                                      $0.604
-------------------------------------------------------------------------------
Share value                              NAV        Market price
-------------------------------------------------------------------------------
5/31/00                                 $10.91        $10.188
-------------------------------------------------------------------------------
11/30/00                                  9.53          9.250
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current dividend rate 1                  12.47%        12.84%
-------------------------------------------------------------------------------

1 Income portion of most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 12/31/00(most recent calendar quarter)

                                                                      Market
                                                         NAV           price
----------------------------------------------------------------------------
6 months                                                -7.79%          2.14%
----------------------------------------------------------------------------
1 year                                                  -8.82          14.50
----------------------------------------------------------------------------
5 years                                                 17.89          23.56
Annual average                                           3.35           4.32
----------------------------------------------------------------------------
Life of fund
(since 6/25/93)                                         46.19          44.75
Annual average                                           5.18           5.04
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

The First Boston High Yield Bond Index is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
November 30, 2000 (Unaudited)

CORPORATE BONDS AND NOTES (80.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
     $       40,000 Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                 $      40,600
            130,000 AOA Holdings LLC sr. notes 10 3/8s, 2006                                                123,500
            160,500 Interact Operating Co. notes 14s, 2003                                                    8,025
             40,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                          40,400
             67,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                            66,498
            140,000 Lamar Media Corp. company guaranty 8 5/8s, 2007                                         137,550
                                                                                                      -------------
                                                                                                            416,573

Aerospace and Defense (1.7%)
-------------------------------------------------------------------------------------------------------------------
            280,000 Argo-Tech Corp. company guaranty 8 5/8s, 2007                                           218,400
             80,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                    62,400
            255,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                      229,500
            240,000 Decrane Aircraft Holdings company guaranty
                    Ser. B, 12s, 2008                                                                       217,200
            170,000 L-3 Communications Corp. sr. sub. notes Ser. B,
                    10 3/8s, 2007                                                                           173,825
            100,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                     93,500
            200,000 Sequa Corp. med. term notes 10s, 2001                                                   201,062
                                                                                                      -------------
                                                                                                          1,195,887

Agriculture (0.6%)
-------------------------------------------------------------------------------------------------------------------
            444,115 Premium Standard Farms, Inc. sr. sec. notes
                    11s, 2003 (PIK)                                                                         401,924

Airlines (1.0%)
-------------------------------------------------------------------------------------------------------------------
            230,000 Airbus Industries 144A 12.266s, 2020                                                    244,974
            220,000 Calair LLC 144A company guaranty 8 1/8s, 2008                                           206,800
             40,000 Continental Airlines, Inc. notes 8s, 2005                                                38,588
             70,000 Northwest Airlines, Inc. company guaranty
                    8.52s, 2004                                                                              68,436
            120,000 Northwest Airlines, Inc. company guaranty
                    7 5/8s, 2005                                                                            113,993
             50,000 US Airways, Inc. pass-through certificates
                    Ser. 93A3, 10 3/8s, 2013                                                                 44,500
                                                                                                      -------------
                                                                                                            717,291

Automotive (1.9%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Aftermarket Technology Corp. sr. sub. notes
                    Ser. D, 12s, 2004                                                                       172,800
             40,000 Collins & Aikman Products, Inc. company guaranty
                    11 1/2s, 2006                                                                            32,800
            180,000 Dura Operating Corp. company guaranty
                    Ser. B, 9s, 2009                                                                        140,400
             90,000 Exide Corp. sr. notes 10s, 2005                                                          66,600
             80,000 Federal Mogul Corp. notes 7 7/8s, 2010                                                   12,000
            220,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                   35,200
             80,000 Federal Mogul Corp. notes 7 1/2s, 2009                                                   12,000
             30,000 Hayes Wheels International, Inc. company
                    guaranty 11s, 2006                                                                       19,500
            260,000 Hayes Wheels International, Inc. 144A company
                    guaranty Ser. B, 9 1/8s, 2007                                                           169,000
             20,000 Hayes Wheels International, Inc. company guaranty
                    9 1/8s, 2007                                                                             11,600
            190,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                         175,317
            160,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                         151,749
            200,000 Oxford Automotive, Inc. company guaranty Ser. D,
                    10 1/8s, 2007                                                                           154,000
            500,000 Talon Automotive Group sr. sub. notes Ser. B,
                    9 5/8s, 2008                                                                             75,000
            140,000 Tenneco Automotive, Inc. company guaranty
                    Ser. B, 11 5/8s, 2009                                                                    82,600
            190,000 Transportation Manufacturing Operations, Inc.
                    company guaranty 11 1/4s, 2009                                                           74,100
                                                                                                      -------------
                                                                                                          1,384,666

Banking (2.4%)
-------------------------------------------------------------------------------------------------------------------
             35,000 Bangko Sentral Pilipinas bonds 8.6s, 2027 (Philippines)                                  22,050
             40,000 Bank United Corp. sub. notes 8 7/8s, 2007                                                40,028
            210,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                   198,450
            130,000 Colonial Capital II 144A company guaranty
                    8.92s, 2027                                                                             122,778
             15,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                   13,254
            290,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  270,889
            265,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                                       249,100
            140,000 Local Financial Corp. sr. notes 11s, 2004                                               140,000
            150,000 Provident Capital Trust company guaranty 8.6s, 2026                                     129,756
             85,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                              51,282
            150,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                         151,500
            125,000 Sovereign Capital Trust company guaranty 9s, 2027                                        94,143
            140,000 Superior Financial 144A sr. notes 8.65s, 2003                                           136,303
             90,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                           78,026
                                                                                                      -------------
                                                                                                          1,697,559

Broadcasting (5.8%)
-------------------------------------------------------------------------------------------------------------------
            190,000 Acme Television company guaranty 10 7/8s, 2004                                          167,200
            100,000 Allbritton Communications Co. sr. sub. notes
                    Ser. B, 8 7/8s, 2008                                                                     91,000
            206,700 AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                           224,786
              9,407 Australis Media, Ltd. sr. disc. notes 15 3/4s, 2003
                    (In default) (Australia) (NON)                                                                1
            190,000 Benedek Communications Corp. sr. disc. notes stepped-
                    coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                            161,263
             70,000 CD Radio, Inc. sec. notes 14 1/2s, 2009                                                  45,500
            190,000 Chancellor Media Corp. company guaranty 8s, 2008                                        189,050
             70,000 Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                  68,950
            770,000 Echostar Broadband Corp. 144A sr. notes 10 3/8s, 2007                                   716,100
            170,000 Fox Family Worldwide, Inc. sr. disc. notes
                    stepped-coupon zero % (10 1/4s, 11/1/02), 2007 (STP)                                    119,000
             65,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                        60,775
             70,000 Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                          71,400
            180,000 Golden Sky Systems company guaranty Ser. B,
                    12 3/8s, 2006                                                                           177,300
            120,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                   60,000
            185,000 Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                       165,575
             90,000 Lin Holdings Corp. sr. disc. notes stepped-coupon
                    zero % (10s, 3/1/03), 2008 (STP)                                                         63,900
             60,000 Lin Television Corp. company guaranty 8 3/8s, 2008                                       55,200
            100,000 Pegasus Communications Corp. sr. notes 12 1/2s, 2007                                    102,500
            100,000 Pegasus Media & Communications notes Ser. B,
                    12 1/2s, 2005                                                                           103,000
            110,000 Pegasus Communications Corp. sr. notes Ser. B,
                    9 3/4s, 2006                                                                            101,200
             40,000 Pegasus Communications sr. notes Ser. B, 9 5/8s, 2005                                    36,800
            654,000 PHI Holdings, Inc. sr. sub. notes zero %, 2001                                          626,140
            225,000 Radio One, Inc. company guaranty stepped-coupon
                    Ser. B, 7s, (12s, 5/15/01), 2004 (STP)                                                  229,500
             30,000 Sinclair Broadcast Group, Inc. company guaranty
                    9s, 2007                                                                                 26,513
             50,000 Sinclair Broadcast Group, Inc. sr. sub. notes
                    8 3/4s, 2007                                                                             43,500
            110,000 Spanish Broadcasting System, Inc. company
                    guaranty 9 5/8s, 2009                                                                   100,925
            220,000 TV Azteca S.A. de C.V. sr. notes 10 1/2s,
                    2007 (Mexico)                                                                           203,500
            190,000 XM Satellite Radio, Inc. sec. notes 14s, 2010                                           121,600
                                                                                                      -------------
                                                                                                          4,132,178

Building Materials (0.9%)
-------------------------------------------------------------------------------------------------------------------
            250,000 American Standard, Inc. company guaranty
                    7 1/8s, 2003                                                                            243,750
             70,000 Atrium Companies, Inc. company guaranty Ser. B,
                    10 1/2s, 2009                                                                            58,100
            170,000 Building Materials Corp. company guaranty 8s, 2008                                       40,800
            200,000 Dayton Superior Corp. company guaranty 13s, 2009                                        195,000
            120,000 NCI Building Systems, Inc. sr. sub. notes Ser. B,
                    9 1/4s, 2009                                                                            113,100
                                                                                                      -------------
                                                                                                            650,750

Cable Television (4.0%)
-------------------------------------------------------------------------------------------------------------------
            160,000 Adelphia Communications Corp. sr. notes Ser. B,
                    9 7/8s, 2007                                                                            125,600
            100,000 Adelphia Communications Corp. sr. notes
                    7 7/8s, 2009                                                                             69,000
            160,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                     117,600
            480,000 Charter Communications Holdings LLC sr. notes
                    8 5/8s, 2009                                                                            411,600
             50,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                            50,750
            200,000 CSC Holdings, Inc. sr. sub notes 9 7/8s, 2006                                           202,000
            795,000 Diamond Cable Communication Co. sr. disc. notes
                    stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                    (United Kingdom) (STP)                                                                  540,600
            230,000 Insight Midwest/Insight Capital, Inc. 144A sr. notes
                    10 1/2s, 2010                                                                           228,850
            200,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 7/8s, 10/15/02), 2007 (STP)                                                   56,000
            220,000 NTL Communications Corp. sr. notes Ser. B,
                    11 1/2s, 2008                                                                           189,200
            160,000 Onepoint Communications, Inc. company guaranty
                    Ser. B, 14 1/2s, 2008                                                                   195,200
            100,000 RCN Corp. sr. notes 10 1/8s, 2010                                                        58,000
             30,000 Rogers Cablesystems, Ltd. company guaranty 11s,
                    2015 (Canada)                                                                            33,150
             50,000 Rogers Cablesystems, Ltd. deb. 10 1/8s, 2012 (Canada)                                    52,500
            190,000 Supercanal Holdings S.A. 144A sr. notes 11 1/2s, 2005
                    (In default) (Argentina) (NON)                                                           60,800
             70,000 TeleWest Communications PLC sr. discount notes
                    stepped-coupon zero % (11 3/8s, 2/1/05), 2010
                    (United Kingdom) (STP)                                                                   27,300
            180,000 TeleWest Communications PLC deb. 11s, 2007
                    (United Kingdom)                                                                        145,800
             30,000 TeleWest Communications PLC deb. 9 5/8s, 2006
                    (United Kingdom)                                                                         23,550
            180,000 TeleWest Communications PLC sr. disc. notes
                    stepped-coupon zero % (9 1/4s, 4/15/04), 2009
                    (United Kingdom)                                                                         68,400
            370,000 United Pan-Europe NV sr. notes Ser. B, 10 7/8s,
                    2009 (Netherlands)                                                                      210,900
                                                                                                      -------------
                                                                                                          2,866,800

Chemicals (3.1%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Arco Chemical Co. deb. 9.8s, 2020                                                       169,200
            150,000 Geo Specialty Chemicals, Inc. sr. sub. notes
                    10 1/8s, 2008                                                                           123,000
            190,000 Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                         104,500
            280,000 Huntsman ICI Chemicals, Inc. company guaranty
                    10 1/8s, 2009                                                                           261,800
            170,000 ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                       142,800
             30,000 ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                            23,100
            400,000 Lyondell Chemical Co. sec. notes Ser. B, 9 7/8s, 2007                                   384,000
            500,000 PCI Chemicals & Pharmaceuticals company guaranty
                    9 1/4s, 2007 (Canada)                                                                   175,000
            250,000 Pioneer Americas Acquisition 144A sr. notes
                    9 1/4s, 2007                                                                             95,000
            100,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                    68,000
             60,000 Polymer Group, Inc. company guaranty Ser. B,
                    8 3/4s, 2008                                                                             39,600
            160,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             118,400
             30,000 Sterling Chemicals Holdings sr. disc. notes stepped-
                    coupon zero % (13 1/2s, 8/15/01), 2008 (STP)                                              7,200
            150,000 Sterling Chemicals, Inc. company guaranty Ser. B,
                    12 3/8s, 2006                                                                           139,500
            270,000 Sterling Chemicals, Inc. sr. sub. notes 11 3/4s, 2006                                   132,300
            120,000 Sterling Chemicals, Inc. sr. sub. notes Ser. A,
                    11 1/4s, 2007                                                                            57,600
             40,000 Texas Petrochemical Corp. sr. sub. notes Ser. B,
                    11 1/8s, 2006                                                                            34,000
            185,000 Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                           135,513
                                                                                                      -------------
                                                                                                          2,210,513

Coal (--%)
-------------------------------------------------------------------------------------------------------------------
            310,000 Lodestar Holdings, Inc. company guaranty
                    11 1/2s, 2005 (In default) (NON)                                                         27,900

Commercial and Consumer Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
            250,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                          251,250
            270,000 GS Superhighway Holdings sr. notes 9 7/8s,
                    2004 (China)                                                                            194,400
                                                                                                      -------------
                                                                                                            445,650

Components (0.1%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Seagate Technology International 144A company
                    guaranty 12 1/2s, 2007 (Cayman Islands)                                                  72,800

Construction (0.8%)
-------------------------------------------------------------------------------------------------------------------
            410,000 Better Minerals & Aggregates Co. company
                    guaranty 13s, 2009                                                                      319,800
            220,000 Morrison Knudsen Corp. 144A company
                    guaranty 11s, 2010                                                                      156,200
             80,000 Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                         80,000
                                                                                                      -------------
                                                                                                            556,000

Consumer (1.7%)
-------------------------------------------------------------------------------------------------------------------
          1,400,000 Derby Cycle Corp. (The) sr. notes 10s, 2008                                             504,000
             90,000 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008                                           14,417
            260,000 Home Interiors & Gifts, Inc. company guaranty
                    10 1/8s, 2008                                                                            97,500
            290,000 Jostens, Inc. 144A sr. sub notes 12 3/4s, 2010                                          263,900
            550,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                            368,500
                                                                                                      -------------
                                                                                                          1,248,317

Consumer Finance (0.9%)
-------------------------------------------------------------------------------------------------------------------
            215,000 Aames Financial Corp. company guaranty 9 1/8s, 2003                                     107,500
            240,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                       84,000
            160,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                    123,200
            150,000 Contifinancial Corp. sr. notes 8 3/8s, 2003
                    (In default) (NON)                                                                       20,813
            220,000 Contifinancial Corp. sr. notes 8 1/8s, 2008
                    (In default) (NON)                                                                       30,525
            180,000 Contifinancial Corp. sr. notes 7 1/2s, 2002
                    (In default) (NON)                                                                       25,200
            310,000 Delta Financial Corp. company guaranty 9 1/2s, 2004                                     139,500
            100,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                  26,000
            130,000 Outsourcing Solutions, Inc. sr. sub. notes
                    Ser. B, 11s, 2006                                                                       104,000
                                                                                                      -------------
                                                                                                            660,738

Consumer Goods (1.4%)
-------------------------------------------------------------------------------------------------------------------
            240,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                            215,400
            105,000 Doane Pet Care Co. sr. sub. notes 9 3/4s, 2007                                           74,550
            130,000 Doskcil Manufacturing Co 144A sr. sub. notes
                    10 1/8s, 2007                                                                            32,500
            150,000 French Fragrances, Inc. company guaranty Ser. D,
                    10 3/8s, 2007                                                                           135,000
            270,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                          221,400
             80,000 Playtex Family Products Corp. sr. sub. notes 9s, 2003                                    74,400
             90,000 Revlon Consumer Products sr. notes 9s, 2006                                              65,700
             50,000 Revlon Consumer Products sr. notes 8 1/8s, 2006                                          36,500
            170,000 Sealy Mattress Co. company guaranty stepped-coupon
                    Ser. B, zero % (10 7/8s, 12/15/02), 2007 (STP)                                          129,200
                                                                                                      -------------
                                                                                                            984,650

Containers (1.6%)
-------------------------------------------------------------------------------------------------------------------
            280,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                        232,400
            320,000 Consumers International sr. notes 10 1/4s,
                    2005 (Canada)                                                                            41,600
             80,000 Huntsman Packaging Corp. company guaranty
                    13s, 2010                                                                                47,200
            280,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                               142,800
             50,000 Owens-Illinois, Inc. deb. 7.8s, 2018                                                     22,500
             30,000 Owens-Illinois, Inc. sr. notes 7.35s, 2008                                               14,700
            355,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                               314,175
            330,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                                 254,100
             70,000 U.S. Can Corp. 144A sr. sub. notes 12 3/8s, 2010                                         71,050
                                                                                                      -------------
                                                                                                          1,140,525

Distributors (0.3%)
-------------------------------------------------------------------------------------------------------------------
            320,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                    230,400

Electric Utilities (1.2%)
-------------------------------------------------------------------------------------------------------------------
             60,000 CMS Energy Corp. sr. notes 7 1/2s, 2009                                                  53,584
            380,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                         352,450
            425,783 Northeast Utilities System notes Ser. A, 8.58s, 2006                                    438,824
                                                                                                      -------------
                                                                                                            844,858

Energy (2.0%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Geophysique 144A sr. notes 10 5/8s, 2007 (France)                                        80,104
             90,000 Grant Prideco, Inc. 144A sr. notes 9 5/8s, 2007                                          89,663
            230,000 Parker Drilling Corp. company guaranty Ser. D,
                    9 3/4s, 2006                                                                            225,975
            190,000 R & B Falcon Corp. sr. notes 12 1/4s, 2006                                              222,300
            300,000 R & B Falcon Corp. sr. notes Ser. B, 7 3/8s, 2018                                       266,250
            485,000 RBF Finance Co. company guaranty 11 3/8s, 2009                                          560,175
                                                                                                      -------------
                                                                                                          1,444,467

Entertainment (0.7%)
-------------------------------------------------------------------------------------------------------------------
             30,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                      17,100
            150,000 Cinemark USA, Inc. sr. sub. notes 8 1/2s,
                    2008 (Mexico)                                                                            93,000
            120,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                              111,150
            480,000 Regal Cinemas, Inc. sr. sub. notes 9 1/2s, 2008                                          33,600
            190,000 Regal Cinemas, Inc. sr. sub. notes 8 7/8s, 2010                                          19,000
            100,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005
                    (In default) (NON)                                                                        8,000
            250,000 Six Flags Corp. sr. notes 8 7/8s, 2006                                                  241,250
            550,000 United Artists Theatre sr. sub. notes 9 3/4s, 2008
                    (In default) (NON)                                                                       11,000
                                                                                                      -------------
                                                                                                            534,100

Financial (1.6%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Advanta Corp. med. term notes Ser. B, 7s, 2001                                           96,748
            340,000 Advanta Corp. med-term notes Ser. D, 6.92s, 2002                                        309,267
             10,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                         5,600
            170,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                     90,100
             50,000 Finova Capital Corp. sr. notes 7 5/8s, 2009                                              28,000
            155,000 Imperial Credit Capital Trust I 144A company
                    guaranty 10 1/4s, 2002                                                                   58,900
             75,000 Ocwen Capital Trust I company guaranty
                    10 7/8s, 2027                                                                            39,000
            165,000 Ocwen Federal Bank FSB sub. deb. 12s, 2005                                              151,388
            100,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                                87,500
            280,000 Resource America, Inc. 144A sr. notes 12s, 2004                                         254,800
                                                                                                      -------------
                                                                                                          1,121,303

Food (0.6%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Archibald Candy Corp. company guaranty
                    10 1/4s, 2004                                                                            28,500
             40,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                   28,800
            240,000 Aurora Foods, Inc. sr. sub. notes Ser. D, 9 7/8s, 2007                                  172,800
            130,000 Eagle Family Foods company guaranty Ser. B,
                    8 3/4s, 2008                                                                             67,925
             50,000 Premier International Foods PLC sr. notes 12s,
                    2009 (United Kingdom)                                                                    38,000
            255,000 Vlasic Foods Intl., Inc. sr. sub notes Ser. B,
                    10 1/4s, 2009                                                                           120,488
                                                                                                      -------------
                                                                                                            456,513

Gaming & Lottery (5.3%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Ameristar Casinos, Inc. company guaranty Ser. B,
                    10 1/2s, 2004                                                                            53,000
            130,000 Anchor Gaming 144A sr. sub notes 9 7/8s, 2008                                           131,950
            180,000 Autotote Corp. 144A company guaranty
                    12 1/2s, 2010                                                                           173,250
            420,000 Fitzgeralds Gaming Corp. company guaranty Ser. B,
                    12 1/4s, 2004 (In default) (NON)                                                        222,600
            180,000 Harrahs Operating Co., Inc. company guaranty
                    7 7/8s, 2005                                                                            174,600
            290,000 Hollywood Casino Corp. company guaranty
                    11 1/4s, 2007                                                                           297,975
            130,000 Hollywood Park, Inc. company guaranty Ser. B,
                    9 1/4s, 2007                                                                            143,000
             10,000 International Game Technology sr. notes 8 3/8s, 2009                                      9,800
            140,000 Isle of Capri Casinos company guaranty 8 3/4s, 2009                                     121,100
            120,000 Isle of Capri Black Hawk LLC 1st mortgage
                    Ser. B, 13s, 2004                                                                       130,800
            190,000 Mandalay Resort Group sr. sub. notes Ser. B,
                    10 1/4s, 2007                                                                           188,100
            160,000 MGM Grand, Inc. company guaranty 9 3/4s, 2007                                           164,400
            180,000 Mohegan Tribal Gaming, Auth. sr. sub. notes
                    8 3/4s, 2009                                                                            174,600
             60,000 Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                                      58,200
            180,000 Park Place Entertainment Corp. sr. sub. notes
                    8 7/8s, 2008                                                                            177,300
             40,000 Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                     38,400
            110,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                            110,000
            590,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                      365,800
            190,000 Trump Castle Funding, Inc. mortgage 11 3/4s, 2003                                       148,200
            680,000 Trump Castle Funding, Inc. 144A sub. notes 10 1/4s, 2003                                680,000
            190,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                    186,200
                                                                                                      -------------
                                                                                                          3,749,275

Health Care (2.8%)
-------------------------------------------------------------------------------------------------------------------
            140,000 ALARIS Medical Systems, Inc. company guaranty
                    9 3/4s, 2006                                                                             64,400
             70,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                          72,100
            300,000 Conmed Corp. company guaranty 9s, 2008                                                  238,500
            100,000 HCA-The Healthcare Co. notes 8 3/4s, 2010                                               102,315
             60,000 HCA-The Healthcare Co. deb. 8.36s, 2024                                                  55,725
             70,000 HCA-The Healthcare Co. med. term notes notes
                    7.69s, 2025                                                                              59,500
            290,000 HCA-The Healthcare Co. med. term notes
                    6.63s, 2045                                                                             280,555
             60,000 HCA-The Healthcare Co. notes 7s, 2007                                                    55,050
             50,000 HCA-The Healthcare Co. notes 6.91s, 2005                                                 47,250
             60,000 Kinetic Concepts, Inc. company guaranty Ser. B,
                    9 5/8s, 2007                                                                             50,925
             80,000 Lifepoint Hospital Holdings company guaranty
                    Ser. B, 10 3/4s, 2009                                                                    83,200
            190,000 Magellan Health Services sr. sub. notes 9s, 2008                                        118,750
            180,000 Mediq, Inc. deb. stepped-coupon zero %
                    (13s, 6/1/03), 2009 (STP)                                                                    18
            170,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                 5,100
            310,000 Paracelsus Healthcare sr. sub. notes 10s, 2006
                    (In default) (NON)                                                                      122,450
            200,000 Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                           201,000
            280,000 Tenet Healthcare Corp. sr. notes Ser. B, 7 5/8s, 2008                                   266,700
            160,000 Triad Hospitals Holdings company guaranty
                    Ser. B, 11s, 2009                                                                       164,800
                                                                                                      -------------
                                                                                                          1,988,338

Homebuilding (1.1%)
-------------------------------------------------------------------------------------------------------------------
            110,000 D.R. Horton, Inc. company guaranty 8s, 2009                                              97,075
             20,000 Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                               17,600
             70,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                                62,300
            130,000 K. Hovnanian Enterprises, Inc. 144A company
                    guaranty 10 1/2s, 2007                                                                  121,550
             80,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                        80,800
             20,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                             18,600
            120,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                               121,500
            110,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                           110,000
            160,000 Toll Corp. company guaranty 8 1/8s, 2009                                                149,600
                                                                                                      -------------
                                                                                                            779,025

Lodging/Tourism (1.3%)
-------------------------------------------------------------------------------------------------------------------
            160,000 Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                      48,000
            110,000 Felcor Lodging 144A sr. notes 9 1/2s, 2008                                              109,725
             20,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                       19,000
            460,000 HMH Properties, Inc. company guaranty Ser. B,
                    7 7/8s, 2008                                                                            423,200
             50,000 Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                        48,250
            310,000 ITT Corp. notes 6 3/4s, 2005                                                            294,441
                                                                                                      -------------
                                                                                                            942,616

Manufacturing (1.4%)
-------------------------------------------------------------------------------------------------------------------
            300,000 Blount, Inc. company guaranty 13s, 2009                                                 255,000
            170,000 Continental Global Group sr. notes Ser. B, 11s, 2007                                     59,500
            100,000 Day International Group, Inc. company guaranty
                    9 1/2s, 2008                                                                             88,000
            240,000 Flowserve Corp. 144A company guaranty
                    12 1/4s, 2010                                                                           234,000
            180,000 Insilco Holding Co. sr. disc. notes stepped-coupon
                    zero % (14s, 8/15/03), 2008 (STP)                                                       100,800
            220,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                  209,000
             90,000 Roller Bearing Co. company guaranty Ser. B,
                    9 5/8s, 2007                                                                             79,200
                                                                                                      -------------
                                                                                                          1,025,500

Medical Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
            220,000 Extendicare Health Services, Inc. company guaranty
                    9.35s, 2007                                                                             101,200
            180,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/2s, 2007 (In default) (NON)                                                           1,350
            110,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/4s, 2008 (In default) (NON)                                                             825
            100,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02),
                    2007 (In default) (STP) (NON)                                                             1,125
            480,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    Ser. B, 9 1/2s, 2007 (In default) (NON)                                                   5,400
             40,000 Service Corp. Intl. debs. 7 7/8s, 2013                                                   20,400
             20,000 Service Corp. Intl. notes 7.7s, 2009                                                     10,800
            250,000 Service Corp. Intl. notes 6s, 2005                                                      137,500
            305,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B,
                    9 1/2s, 2007 (In default) (NON)                                                           3,050
             60,000 Sun Healthcare Group, Inc. 144A sr. sub. notes
                    9 3/8s, 2008 (In default) (NON)                                                           1,200
                                                                                                      -------------
                                                                                                            282,850

Medical Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------
            150,000 Hanger Orthopedic Group, Inc. sr. sub. notes
                    11 1/4s, 2009                                                                            64,500

Metals (1.0%)
-------------------------------------------------------------------------------------------------------------------
            160,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            140,000
             80,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                       73,200
            175,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes
                    12 3/4s, 2003                                                                            61,250
             10,000 Kaiser Aluminum & Chemical Corp. sr. notes
                    Ser. B, 10 7/8s, 2006                                                                     6,500
            205,000 LTV Corp. company guaranty 11 3/4s, 2009                                                 51,250
            310,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                     114,700
             90,000 Oregon Steel Mills 1st mortgage 11s, 2003                                                63,000
             40,000 P & L Coal Holdings Corp. company guaranty
                    Ser. B, 9 5/8s, 2008                                                                     38,800
            110,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                              81,400
             20,000 Weirton Steel Corp. sr. notes 10 3/4s, 2005                                               8,000
            120,000 Wheeling-Pittsburgh Steel Corp. sr. notes
                    9 1/4s, 2007 (In default) (NON)                                                          12,000
            120,000 WHX Corp. sr. notes 10 1/2s, 2005                                                        72,000
                                                                                                      -------------
                                                                                                            722,100

Oil & Gas (3.0%)
-------------------------------------------------------------------------------------------------------------------
            330,000 Belco Oil & Gas Corp. company guaranty Ser. B,
                    10 1/2s, 2006                                                                           333,300
             90,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B,
                    8 7/8s, 2007                                                                             84,600
             90,000 Giant Industries Corp. company guaranty 9s, 2007                                         82,800
             20,000 Gulf Canada Resources, Ltd. sub. debs. 9 5/8s,
                    2005 (Canada)                                                                            20,575
            160,000 HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                  161,200
            125,000 Leviathan Gas Corp. company guaranty Ser. B,
                    10 3/8s, 2009                                                                           130,000
            130,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                    129,350
             50,000 Nuevo Energy Co. 144A sr. sub. notes 9 3/8s, 2010                                        49,625
            160,000 Ocean Energy, Inc. company guaranty Ser. B,
                    8 7/8s, 2007                                                                            162,000
            200,000 Ocean Energy, Inc. company guaranty Ser. B,
                    8 3/8s, 2008                                                                            200,000
            140,000 Pioneer Natural Resources Co. company guaranty
                    9 5/8s, 2010                                                                            147,000
             20,000 Port Arthur Finance Corp. company guaranty
                    12 1/2s, 2009                                                                            20,200
            130,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                            136,140
             50,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                         48,500
            150,000 Triton Energy, Ltd. 144A sr. notes 8 7/8s, 2007
                    (Cayman Islands)                                                                        151,125
            260,000 Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                           272,350
                                                                                                      -------------
                                                                                                          2,128,765

Paper & Forest Products (3.0%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Abitibi-Consolidated, Inc. bonds 8.55s, 2010 (Canada)                                    38,795
            265,000 APP China Group, Ltd. 144A sr. disc. notes 14s,
                    2010 (Bermuda)                                                                           84,800
            300,000 APP Finance II Mauritius, Ltd. bonds stepped-coupon
                    12s, (16s, 2/15/04), 2049 (Indonesia) (STP)                                              75,000
             20,000 Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                    19,786
            160,000 Doman Industries, Ltd. company guaranty 12s,
                    2004 (Canada)                                                                           153,600
            370,000 Doman Industries, Ltd. 144A 8 3/4s, 2004                                                192,400
             60,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                 56,700
            360,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                     151,200
             60,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/4s, 2007                                   40,200
            180,000 Indah Kiat Financial Mauritius, Ltd. company guaranty
                    10s, 2007 (Indonesia)                                                                    65,700
             80,000 Kappa Beheer BV company guaranty 10 5/8s,
                    2009 (Netherlands)                                                                       80,000
            290,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                      281,300
            100,000 Packaging Corp. company guaranty 9 5/8s, 2009                                           102,750
            185,000 Pindo Deli Finance Mauritius, Ltd. company guaranty
                    10 3/4s, 2007 (Indonesia)                                                                64,750
            495,000 Riverwood International Corp. company guaranty
                    10 7/8s, 2008                                                                           451,688
             20,000 Riverwood International Corp. company guaranty
                    10 5/8s, 2007                                                                            19,650
             30,000 Stone Container Corp. sr. notes 12.58s, 2016                                             30,600
             70,000 Stone Container 144A company guaranty
                    11 1/2s, 2006 (Canada)                                                                   71,225
            190,000 Tembec Industries, Inc. company guaranty
                    8 5/8s, 2009 (Canada)                                                                   186,200
                                                                                                      -------------
                                                                                                          2,166,344

Pharmaceuticals (0.6%)
-------------------------------------------------------------------------------------------------------------------
            250,000 ICN Pharmaceuticals, Inc. sr. notes Ser. B, 9 1/4s, 2005                                246,875
            190,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                   190,950
             20,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                    20,100
                                                                                                      -------------
                                                                                                            457,925

Power Producers (3.6%)
-------------------------------------------------------------------------------------------------------------------
            175,000 AES China Generating Co. notes 10 1/8s,
                    2006 (Bermuda)                                                                          131,250
            340,000 AES Corp. sr. notes 9 3/8s, 2010                                                        348,935
             90,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                    93,150
             40,000 Calpine Corp. sr. notes 9 1/4s, 2004                                                     39,985
            110,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                    111,564
             60,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                     58,060
             10,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                      9,650
            350,000 Cathay International, Ltd. 144A sr. notes
                    13s, 2008 (China)                                                                       133,000
            890,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                     969,290
            545,000 Panda Global Energy Co. company guaranty
                    12 1/2s, 2004 (China)                                                                   267,050
            366,000 York Power Funding company guaranty
                    12s, 2007 (Cayman Islands)                                                              366,000
                                                                                                      -------------
                                                                                                          2,527,934

Publishing (0.5%)
-------------------------------------------------------------------------------------------------------------------
            310,000 Affinity Group Holdings sr. notes 11s, 2007                                             251,100
             50,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                     47,875
             60,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                             54,150
                                                                                                      -------------
                                                                                                            353,125

Railroads (0.8%)
-------------------------------------------------------------------------------------------------------------------
            150,000 Kansas City Southern Railway 144A sr. notes
                    9 1/2s, 2008                                                                            152,250
            170,000 Railamerica Transportation Corp. company guaranty
                    12 7/8s, 2010                                                                           154,700
            320,000 TFM S.A. de C.V. company guaranty stepped-coupon
                    zero % (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                          238,000
                                                                                                      -------------
                                                                                                            544,950

Restaurants (0.5%)
-------------------------------------------------------------------------------------------------------------------
            170,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                      61,200
            130,000 Sbarro, Inc. company guaranty 11s, 2009                                                 129,350
            140,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                   133,837
             40,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                    38,851
                                                                                                      -------------
                                                                                                            363,238

Retail (1.7%)
-------------------------------------------------------------------------------------------------------------------
            290,000 Amazon.com, Inc. sr. disc. notes stepped-coupon
                    zero % (10s, 5/01/03), 2008 (STP)                                                       142,100
            190,000 Grupo Elektra SA de CV sr. notes 12s, 2008 (Mexico)                                     173,850
            100,000 Iron Age Corp. company guaranty 9 7/8s, 2008                                             62,000
             10,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 5/1/03), 2009 (STP)                                                      1,000
            150,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                              133,500
            510,000 Saks, Inc. company guaranty 8 1/4s, 2008                                                295,800
            500,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                               413,750
                                                                                                      -------------
                                                                                                          1,222,000

Semiconductor (0.2%)
-------------------------------------------------------------------------------------------------------------------
            120,000 Chippac Intl., Ltd. company guaranty Ser. B,
                    12 3/4s, 2009                                                                           120,600

Shipping (0.3%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004
                    (In default) (NON)                                                                       44,100
            160,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                 132,800
             30,000 Navistar International Corp. sr. notes Ser. B, 7s, 2003                                  27,300
                                                                                                      -------------
                                                                                                            204,200

Software (--%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                     16,200

Specialty Printing (0.2%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Perry-Judd company guaranty 10 5/8s, 2007                                                93,500
             74,751 Von Hoffman Press, Inc. 144A sr. sub. notes
                    13 1/2s, 2009                                                                            59,801
                                                                                                      -------------
                                                                                                            153,301

Technology (1.7%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                          74,800
            270,000 Fairchild Semiconductor Corp. company guaranty
                    10 3/8s, 2007                                                                           248,400
            220,000 Flextronics International Ltd. 144A sr. sub. notes
                    9 7/8s, 2010 (Singapore)                                                                208,450
             80,000 Flextronics International, Ltd. sr. sub. notes Ser. B,
                    8 3/4s, 2007 (Singapore)                                                                 76,800
            300,000 Telecommunications Techniques, Inc. company
                    guaranty 9 3/4s, 2008                                                                   252,000
            375,000 Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                             329,234
                                                                                                      -------------
                                                                                                          1,189,684

Technology Services (1.0%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Cooperative Computing, Inc. sr. sub. notes 9s, 2008                                      28,000
            310,000 Equinix, Inc. sr. notes 13s, 2007                                                       217,000
             20,000 Exodus Communications, Inc. sr. notes 11 1/4s, 2008                                      16,000
            250,000 Exodus Communications, Inc. 144A sr. notes
                    11 5/8s, 2010                                                                           202,500
             70,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009                                      54,600
            420,000 Firstworld Communication Corp. sr. disc. notes
                    stepped-coupon zero % (13, 4/15/03), 2008 (STP)                                          63,000
            115,000 Globix Corp. sr. notes 12 1/2s, 2010                                                     50,600
             50,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                        47,750
            100,000 Rhythms Netconnections sr. notes Ser. B, 14s, 2010                                       22,000
                                                                                                      -------------
                                                                                                            701,450

Telecommunications (8.0%)
-------------------------------------------------------------------------------------------------------------------
             90,000 360Networks, Inc. sr. notes 13s, 2008 (Canada)                                           60,300
             20,000 American Mobile Satellite Corp. company guaranty
                    12 1/4s, 2008                                                                            13,400
             20,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008                                        12,900
             20,000 Arch Communications, Inc. sr. notes 12 3/4s, 2007                                         8,000
             60,000 Barak I.T.C. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                          31,200
            170,000 Bestel S.A. de C.V. sr. disc. notes stepped-coupon
                    zero % (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                          102,000
            140,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                   40,600
            180,000 Carrier1 Intl. SA sr. notes Ser. B, 13 1/4s,
                    2009 (Luxembourg)                                                                       111,600
            440,000 Celcaribe S.A. sr. notes stepped-coupon zero %
                    (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                               264,000
            960,000 CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                    zero % (14s, 10/1/02), 2007 (In default) (STP) (NON)                                      9,600
            190,000 CFW Communications Co. 144A sr. notes 13s, 2010                                         133,000
            350,000 Covad Communications Group, Inc. sr. disc. notes
                    stepped-coupon Ser. B, zero % (13 1/2s, 3/15/03),
                    2008 (STP)                                                                               66,500
             10,000 Covad Communications Group, Inc. sr. notes
                    Ser. B, 12s, 2010                                                                         2,900
            120,000 Crown Castle Intl., Corp. sr. notes 10 3/4s, 2011                                       121,500
            120,000 Dobson Communications Corp. sr. notes
                    10 7/8s, 2010                                                                           115,200
            130,000 Dobson/Sygnet Communications, Inc. sr. notes
                    12 1/4s, 2008                                                                           126,100
            120,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom)                                                                          9,600
            180,000 Flag Ltd. sr. notes 8 1/4s, 2008 (Bermuda)                                              140,400
            100,000 Global Crossing Holdings, Ltd. company guaranty
                    9 5/8s, 2008 (Bermuda)                                                                   85,000
            210,000 Global Crossing Holdings, Ltd. company guaranty
                    9 1/8s, 2006 (Bermuda)                                                                  176,400
            145,000 Grupo Iusacell SA de CV sr. notes 14 1/4s,
                    2006 (Mexico)                                                                           147,175
             10,000 Hermes Europe Railtel B.V. sr. notes 11 1/2s,
                    2007 (Netherlands)                                                                        4,800
             20,000 Hermes Europe Railtel B.V. sr. notes 10 3/8s,
                    2009 (Netherlands)                                                                        9,600
            190,000 Level 3 Communications, Inc. sr. notes 11s, 2008                                        146,300
             30,000 Level 3 Communications, Inc. sr. notes 9 1/8s, 2008                                      19,950
            245,000 Maxcom Telecomunicaciones SA de CV company
                    guaranty Ser. B, 13 3/4s, 2007 (Mexico)                                                 120,050
             50,000 Metrocall, Inc. sr. sub. notes 11s, 2008                                                 13,000
             20,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                              7,350
             40,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                              14,700
            300,000 Metromedia Fiber Network, Inc. sr. notes Ser. B,
                    10s, 2008                                                                               228,000
            280,000 Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                    (Luxembourg) (STP)                                                                      229,600
             60,000 Nextel Communications, Inc. sr. disc. notes stepped-
                    coupon zero % (12 1/8s, 4/15/03), 2008 (STP)                                             31,200
            380,000 Nextel Communications, Inc. sr. notes 12s, 2008                                         395,200
            520,000 Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                      457,600
            270,000 Nextel International, Inc. 144A sr. notes 12 3/4s, 2010                                 221,400
            130,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               117,000
            130,000 Nextel Partners, Inc. 144A sr. notes 11s, 2010                                          122,200
            140,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                    84,000
            200,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                    40,000
            140,000 Pagemart Wireless, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/4s, 2/1/03), 2008 (STP)                                                     53,900
             80,000 Paging Network sr. sub. notes 10s, 2008 (In default) (NON)                               10,400
             50,000 Paging Network sr. sub. notes 8 7/8s, 2006                                                6,500
            110,000 Paging Network Do Brasil sr. notes 13 1/2s, 2005
                    (In default) (Brazil) (NON)                                                               7,700
            130,000 Pierce Leahy Command Co. company guaranty
                    8 1/8s, 2008 (Canada)                                                                   120,738
            470,000 Pinnacle Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (10s, 3/15/03), 2008 (STP)                                                       244,400
            130,000 Price Communications Wireless, Inc. 144A sr. notes
                    Ser. B, 9 1/8s, 2006                                                                    131,300
            325,000 Primus Telecommunications Group, Inc. sr. notes
                    12 3/4s, 2009                                                                           104,000
             40,000 PSINet, Inc. sr. notes 11 1/2s, 2008                                                     12,000
            290,000 PSINet, Inc. sr. notes 11s, 2009                                                         87,000
             10,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                  3,000
            130,000 Rogers Cantel, Inc. sr. sub. notes 8.8s, 2007 (Canada)                                  128,050
            350,000 RSL Communications PLC company guaranty
                    12 7/8s, 2010 (United Kingdom)                                                           26,250
            140,000 RSL Communications PLC company guaranty
                    10 1/2s, 2008 (United Kingdom)                                                           12,600
            130,000 RSL Communications PLC company guaranty
                    9 1/8s, 2008 (United Kingdom)                                                            11,700
            200,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 7/8s, 3/15/05), 2010 (STP)                                            98,000
             30,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/4s, 4/15/04), 2009 (STP)                                                    15,300
             60,000 USA Mobile Communication, Inc. sr. notes 14s, 2004                                       39,000
             40,000 USA Mobile Communication, Inc. sr. notes 9 1/2s, 2004                                    20,000
            915,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008 (STP)                                                          183,000
            133,000 Viatel, Inc. sr. notes 11 1/2s, 2009                                                     41,230
            110,000 Williams Communications Group, Inc. 144A sr. notes
                    11.7s, 2008                                                                              85,800
             90,000 Williams Communications Group, Inc. sr. notes
                    10 7/8s, 2009                                                                            64,800
            180,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                      120,600
                                                                                                      -------------
                                                                                                          5,666,593

Telephone (4.1%)
-------------------------------------------------------------------------------------------------------------------
            120,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                           57,600
            180,000 Alamosa PCS Holdings, Inc. company guaranty
                    stepped-coupon zero % (12 7/8s, 2/15/05),
                    2010 (STP)                                                                               68,400
            105,000 Alaska Communications Systems Corp. company
                    guaranty 9 3/8s, 2009                                                                    86,100
             70,000 Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                         60,900
            100,000 Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                            56,000
            100,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                       60,000
            250,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                62,500
             55,000 Focal Communications Corp. sr. disc. notes, stepped-
                    coupon Ser. B, zero % (12 1/8s, 2/15/03), 2008 (STP)                                     18,700
            120,000 Focal Communications Corp. sr. notes Ser. B,
                    11 7/8s, 2010                                                                            62,400
            650,000 ICG Holdings, Inc. sr. disc. notes 13 1/2s, 2005 (Canada)                                84,500
             20,000 ICG Holdings, Inc. company guaranty stepped-coupon
                    zero % (12 1/2s, 5/1/01), 2006 (In default) (STP) (NON)                                   2,500
            120,000 Intermedia Communications, Inc. sr. disc. notes stepped-
                    coupon Ser. B, 12 1/4s, (12 1/4s, 3/1/04), 2009 (STP)                                    76,800
             50,000 Intermedia Communications, Inc. sr. notes Ser. B,
                    8 1/2s, 2008                                                                             40,000
            850,000 KMC Telecommunications Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                     85,000
             80,000 Leap Wireless International, Inc. company guaranty
                    12 1/2s, 2010                                                                            48,000
            300,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                     195,000
            250,000 McLeodUSA, Inc. sr. notes 9 1/2s, 2008                                                  210,000
            260,000 Microcell Telecommunications sr. disc. notes stepped-
                    coupon Ser. B, zero % (14s, 12/1/01), 2006
                    (Canada) (STP)                                                                          241,800
             50,000 Netia Holdings B.V. 144A company guaranty stepped-
                    coupon zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                    28,500
            300,000 Netia Holdings B.V. 144A company guaranty
                    10 1/4s, 2007 (Poland)                                                                  198,000
             30,000 NEXTLINK Communications, Inc. sr. notes
                    10 1/2s, 2009                                                                            19,200
            160,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                       152,000
            130,000 Tele1 Europe B.V. 13s, 2009 (Netherlands)                                               109,200
            110,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                         93,500
            100,000 Transtel S.A. pass-through certificates 12 1/2s, 2007                                    12,000
            350,000 UbiquiTel Operating Co. company guaranty stepped-
                    coupon zero % (14s, 4/15/05), 2010 (STP)                                                133,000
            250,000 US Unwired, Inc. company guaranty, stepped-coupon
                    Ser. B, zero % (13 3/8s, 11/1/04), 2009 (STP)                                            95,000
            180,000 Versatel Telecom B.V. sr. notes 13 1/4s, 2008
                    (Netherlands)                                                                           118,800
             70,000 Versatel Telecom B.V. sr. notes 13 1/4s, 2008
                    (Netherlands)                                                                            46,200
            230,000 VoiceStream Wire, Inc. sr. notes 10 3/8s, 2009                                          243,800
            650,000 WinStar Communications, Inc. sr. disc. notes
                    stepped-coupon zero % (14 3/4s, 4/15/05),
                    2010 (STP)                                                                              130,000
             90,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010                                     51,300
                                                                                                      -------------
                                                                                                          2,946,700

Textiles (1.5%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                         41,600
             90,000 GFSI, Inc. sr. disc. notes stepped-coupon Ser. B,
                    zero % (11 3/8s, 9/15/04), 2009 (STP)                                                    13,500
            250,000 Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                           225,000
            235,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                           94,000
            210,000 Levi Strauss & Co. notes 6.8s, 2003                                                     170,100
             50,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                           33,750
            410,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                          287,000
            135,000 William Carter Holdings Co. sr. sub. notes Ser. A,
                    12s, 2008                                                                               122,850
             95,000 William Carter Holdings Co. sr. sub. notes Ser. A,
                    10 3/8s, 2006                                                                            90,250
                                                                                                      -------------
                                                                                                          1,078,050

Waste Management (1.1%)
-------------------------------------------------------------------------------------------------------------------
            280,000 Allied Waste Industries, Inc. company guaranty
                    Ser. B, 10s, 2009                                                                       238,000
            490,000 Allied Waste Industries, Inc. company guaranty
                    Ser. B, 7 7/8s, 2009                                                                    421,400
             90,000 Waste Management, Inc. sr. notes 7s, 2004                                                86,403
             60,000 Waste Management, Inc. company guaranty
                    6 7/8s, 2009                                                                             54,689
             20,000 Waste Management, Inc. company guaranty
                    6 1/2s, 2004                                                                             18,957
                                                                                                      -------------
                                                                                                            819,449

Water Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                             43,500
             70,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                             62,300
                                                                                                      -------------
                                                                                                            105,800
                                                                                                      -------------
                    Total Corporate Bonds and Notes
                    (cost $75,423,153)                                                                $  57,762,874

PREFERRED STOCKS (6.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
Banking (0.5%)
-------------------------------------------------------------------------------------------------------------------
              6,240 Chevy Chase Preferred Capital Corporation
                    Ser. A, 5.189 pfd.                                                                $     318,240
             50,000 CSBI Capital Trust I 144A company guaranty
                    11.75% pfd.                                                                              50,000
                                                                                                      -------------
                                                                                                            368,240

Broadcasting (1.3%)
-------------------------------------------------------------------------------------------------------------------
                116 Benedek Communications Corp. 11.50% pfd. (PIK)                                           50,460
              2,003 Citadel Broadcasting Co. Ser. B, 13.25 cum. pfd. (PIK)                                  208,312
                335 Granite Broadcasting 12.75% cum. pfd. (PIK)                                              50,250
                 60 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                      564,000
                 50 Pegasus Communications Corp. Ser. A, 12.75% cum. pfd.                                    50,500
                                                                                                      -------------
                                                                                                            923,522

Cable Television (0.9%)
-------------------------------------------------------------------------------------------------------------------
              5,691 CSC Holdings, Inc. Ser. M, 11.125 cum. pfd. (PIK)                                       610,360

Consumer Goods (0.3%)
-------------------------------------------------------------------------------------------------------------------
              8,200 Doane Pet Care Co. 7.125 pfd.                                                           246,000

Financial (0.1%)
-------------------------------------------------------------------------------------------------------------------
                 80 First Republic 144A, 10.50% pfd.                                                         66,400

Insurance (0.5%)
-------------------------------------------------------------------------------------------------------------------
             14,500 CGA Group Ltd. 144A Ser. A, 13.75 pfd.                                                  348,000

Media (0.8%)
-------------------------------------------------------------------------------------------------------------------
             66,000 Diva Systems Corp. Ser. D, 6.00 pfd.                                                    544,500

Medical Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Fresenius Medical Capital Trust I company guaranty
                    9.00% pfd. (Germany)                                                                     78,200

Restaurants (--%)
-------------------------------------------------------------------------------------------------------------------
              6,445 AmeriKing, Inc. 3.25 cum. pfd.                                                            6,445

Telecommunications (0.6%)
-------------------------------------------------------------------------------------------------------------------
                  7 Dobson Communications 13.00% pfd. (PIK)                                                   6,195
                278 Dobson Communications 144A 12.25 pfd. (PIK)                                             246,085
                276 Rural Cellular Corp. 12.25% pfd. (PIK)                                                  212,520
                                                                                                      -------------
                                                                                                            464,800

Telephone (1.0%)
-------------------------------------------------------------------------------------------------------------------
                643 ICG Holdings, Inc. 14.0% cum. pfd. (In default) (PIK) (NON)                              12,860
                261 Intermedia Communications Ser. B, 13.5% pfd. (PIK)                                      195,750
                211 Nextel Communications, Inc. 13.0% cum. pfd. (PIK)                                       208,890
                159 Nextlink Communications, Inc. Ser. E, 13.5% pfd. (PIK)                                   71,550
              5,307 Nextlink Communications, Inc. 7.0% cum. pfd. (PIK)                                      201,666
                                                                                                      -------------
                                                                                                            690,716
                                                                                                      -------------
                    Total Preferred Stocks (cost $5,723,561)                                          $   4,347,183

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%) (cost $162,254) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $      190,000 Philippines (Republic of) notes 10 5/8s, 2025                                     $     146,775

COMMON STOCKS (1.3%) (a) (NON)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              7,310 360Networks, Inc. 144A (Canada) (acquired 5/11/00,
                    cost 81,872) (RES)                                                                $      69,445
                100 AmeriKing, Inc.                                                                             100
              4,958 Aurora Foods, Inc.                                                                       12,085
              1,800 Axia Holding, Inc. 144A (PIK)                                                            21,600
             50,942 Celcaribe S.A.                                                                            6,368
              8,769 Fitzgeralds Gaming Corp.                                                                     88
             12,997 Network Plus Corp.                                                                       38,991
                244 Premium Holdings (L.P.) 144A                                                              3,178
                575 PSF Holdings LLC Class A                                                                747,500
                 69 RCN Corp.                                                                                     1
                 35 RSL Communications, Ltd. Class A                                                             18
              4,586 Spanish Broadcasting System, Inc.                                                        21,210
             12,750 Specialty Foods Acquisition Corp.                                                           128
              2,289 Tele1 Europe Holding AB ADR (Sweden)                                                     12,876
                                                                                                      -------------
                    Total Common Stocks (cost $2,150,809)                                             $     933,588

CONVERTIBLE BONDS AND NOTES (1.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $      140,000 Amkor Technologies, Inc. cv. sub. notes 5s, 2007                                  $      91,175
            490,000 Cybernet Internet Services Intl., Inc. 144A cv. sr. disc.
                    notes stepped-coupon zero % (13s, 8/15/04),
                    2009 (STP)                                                                               98,000
            420,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                          189,000
             40,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                     35,750
            100,000 Pinnacle Holdings, Inc. 144A cv. sub. notes
                    5 1/2s, 2007                                                                             42,750
            130,000 Telewest Finance Corp. cv. sub. notes 6s, 2005
                    (United Kingdom)                                                                         85,800
            260,000 Waste Management, Inc. cv. sub. notes 4s, 2002                                          246,350
                                                                                                      -------------
                    Total Convertible Bonds and Notes
                    (cost $1,100,493)                                                                 $     788,825

UNITS (0.7%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                550 Australis Media, Ltd. units 15 3/4s, 2003
                    (In default) (Australia) (NON)                                                    $           1
                370 Colo.com 144A units 13 7/8s, 2010                                                       240,500
                220 Horizon Pcs., Inc. units stepped-coupon zero %
                    (14s, 10/1/05), 2010 (STP)                                                               84,700
                200 Ipcs Inc. units stepped-coupon zero % (14s 7/15/05),
                    2010 (STP)                                                                               84,000
                  8 Stone Container Corp. 12 1/4s, 2002                                                       8,020
                450 XCL Ltd. units sr. sec. notes 13 1/2s, 2004
                    (In default) (NON)                                                                       81,000
              2,950 XCL, Ltd. 144A units cum. pfd. zero % (PIK)                                               1,475
                                                                                                      -------------
                    Total Units (cost $1,875,466)                                                     $     499,696

CONVERTIBLE PREFERRED STOCKS (0.3%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                500 Global Crossing, Ltd. 7.00% cum cv. pfd (Bermuda)                                 $      57,375
                700 Global Crossing, Ltd. 6.75% cum cv. pfd (Bermuda)                                        97,213
              2,300 Global Telesystems Group, Inc. 3.63 cum. cv. pfd.                                         5,463
              5,060 Global Telesystems Group, Inc. 144A 3.625
                    cum. cv. pfd.                                                                            12,018
              1,400 LTV Corp. (The) 144A 4.125 cv. pfd.                                                      13,475
                 36 World Access, Inc. 144A zero % cv. pfd.                                                  10,347
                580 XCL, Ltd. 144A Ser. A, 9.50% cv. cum. pfd.                                                  290
                                                                                                      -------------
                    Total Convertible Preferred Stocks
                    (cost $746,831)                                                                   $     196,181

WARRANTS (0.3%) (a) (NON)                                                                 EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                265 Asia Pulp & Paper Co., Ltd.144A                                       3/15/05     $           3
                170 Bestel S.A. (Mexico)                                                  5/15/05            17,000
                150 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08            15,000
              1,490 CellNet Data Systems, Inc.                                            10/1/07                 1
                190 CFW Communications Co.                                                8/15/10               190
             14,500 CGA Group, Ltd. 144A                                                  2/11/07               145
                250 Comunicacion Cellular 144A (Colombia)                                 11/15/03              500
                200 Dayton Superior Corp. 144A                                            6/15/09             4,000
                 10 Decrane Holdings                                                      9/30/08                 1
                 20 Diva Systems Corp.                                                    3/1/08                300
                260 Firstworld Communication Corp.                                        4/15/08             3,380
              6,691 ICG Communications                                                    10/15/05            6,691
                180 Insilco Corp. 144A                                                    8/15/07                 1
                200 International Wireless Communications
                    Holdings 144A                                                         8/15/01                 1
                440 Iridium World Com 144A                                                7/15/05                 1
                290 Jostens, Inc.                                                         5/1/10              5,800
                800 KMC Telecom Holdings, Inc.                                            4/15/08             1,600
                700 Knology Holdings                                                      10/22/07            2,450
                 80 Leap Wireless International 144A                                      4/15/10                20
                245 Maxcom Telecomunicaciones SA de CV
                    144A (Mexico)                                                         4/1/07                  2
                815 McCaw International, Ltd.                                             4/15/07            24,450
                180 Mediq, Inc. 144A                                                      6/1/09                  2
                 30 Motient Corp. 144A                                                    4/1/08                450
                100 Onepoint Communications, Inc.                                         6/1/08              7,500
                200 Orbital Imaging Corp. 144A                                            3/1/05              1,800
              6,900 Pagemart, Inc. 144A                                                   12/31/03           69,000
                 80 Pliant Corp. 144A                                                     6/1/10                800
                170 Railamerica, Inc.                                                     8/15/10             1,700
                300 Raintree Resort                                                       12/1/04                 3
                500 Signature Brands, Ltd.                                                8/15/02                 1
                155 Sterling Chemicals Holdings                                           8/15/08               174
                 90 Telehub Communications Corp.                                          7/31/05                45
                350 Ubiquitel, Inc. 144A                                                  4/15/10             8,750
              1,045 UIH Australia/Pacific, Inc. 144A                                      5/15/06             5,225
              1,500 USN Communications Inc.                                               8/15/04                15
                 10 Versatel Telecom Intl.                                                5/15/08             1,000
            100,640 Wright Medical Technology, Inc. 144A                                  6/30/03                 1
                190 XM Satellite Radio Holdings, Inc.                                     3/15/10            13,300
                                                                                                      -------------
                    Total Warrants (cost $356,863)                                                    $     191,302

SHORT-TERM INVESTMENTS (6.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    2,500,000 Interest in $900,000,000 joint repurchase agreement dated November 30, 2000 with Goldman Sachs &
                    Co. due December 1, 2000 with respect to various
                    U.S. Government obligations -- maturity value of
                    2,500,453 for an effective yield of 6.52%                                         $   2,500,000
          2,467,000 Interest in $918,736,000 joint repurchase agreement dated November 30, 2000 with Morgan (J.P.) & Co.,
                    Inc. due December 1, 2000 with respect to various
                    U.S. Government obligations -- maturity value of
                    $2,467,447 for an effective yield of 6.53%                                            2,467,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $4,967,000)                                    $   4,967,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $92,506,430) (b)                                          $  69,833,424
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $71,527,167.

  (b) The aggregate identified cost on a tax basis is $92,565,538, resulting in gross unrealized appreciation and depreciation of $1,698,084 and $24,430,198, respectively, or net unrealized depreciation of $22,732,114.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 2000 was $69,445 or 0.10% of net assets.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
November 30, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $92,506,430) (Note 1)                                         $ 69,833,424
-------------------------------------------------------------------------------------------
Cash                                                                                126,706
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         1,821,090
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    1,602,983
-------------------------------------------------------------------------------------------
Total assets                                                                     73,384,203

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               743,125
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                    871,783
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        145,863
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           49,446
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                       15,872
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          1,713
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               29,234
-------------------------------------------------------------------------------------------
Total liabilities                                                                 1,857,036
-------------------------------------------------------------------------------------------
Net assets                                                                     $ 71,527,167

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                       $106,219,718
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                          (873,189)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                          (11,154,560)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                    (22,664,802)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $ 71,527,167

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($71,527,167 divided by 7,507,107 shares)                   $9.53
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended November 30, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends                                                                        $  288,581
-------------------------------------------------------------------------------------------
Interest income                                                                   4,913,851
-------------------------------------------------------------------------------------------
Total investment income                                                           5,202,432

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    305,016
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       92,334
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                    5,104
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      2,036
-------------------------------------------------------------------------------------------
Other                                                                                40,319
-------------------------------------------------------------------------------------------
Total expenses                                                                      444,809
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (5,872)
-------------------------------------------------------------------------------------------
Net expenses                                                                        438,937
-------------------------------------------------------------------------------------------
Net investment income                                                             4,763,495
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (2,412,268)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (397)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                     61
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                     (8,187,643)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (10,600,247)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                            $(5,836,752)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      November 30           May 31
                                                                            2000*             2000
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $  4,763,495      $ 8,733,996
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                          (2,412,665)      (1,821,193)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                           (8,187,582)      (7,759,645)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                   (5,836,752)        (846,842)
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income                                           (4,533,837)      (8,884,513)
--------------------------------------------------------------------------------------------------
  In excess of net investment                                                  --         (247,729)
--------------------------------------------------------------------------------------------------
  From return of capital                                                       --         (490,983)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (10,370,589)     (10,470,067)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                    81,897,756       92,367,823
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $873,189 and
$1,102,847, respectively)                                             $71,527,167      $81,897,756
--------------------------------------------------------------------------------------------------

Number of fund shares
--------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of period                       7,507,107        7,507,107
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             Nov. 30
operating performance               (Unaudited)                         Year ended May 31
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.91       $12.30       $14.83       $14.08       $13.78       $13.04
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .63         1.16         1.24         1.44         1.34         1.27
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.41)       (1.27)       (2.23)         .69          .29          .79
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.78)        (.11)        (.99)        2.13         1.63         2.06
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.60)       (1.18)       (1.38)       (1.38)       (1.33)       (1.30)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.03)          --           --           --         (.02)
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --           --         (.16)          --           --           --
------------------------------------------------------------------------------------------------------------------
Return of capital                         --         (.07)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.60)       (1.28)       (1.54)       (1.38)       (1.33)       (1.32)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.53       $10.91       $12.30       $14.83       $14.08       $13.78
------------------------------------------------------------------------------------------------------------------
Market value,
end of period                          $9.25      $10.188      $13.500      $15.375      $14.375      $13.750
------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(a)                    (3.91)*     (15.61)       (2.06)       16.96        14.88        15.30
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $71,527      $81,898      $92,368     $111,333     $105,690     $103,466
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .56*        1.08         1.11         1.05         1.06         1.04
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.98*        9.92         9.50         9.75         9.70         9.49
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 51.07*       97.22        47.56        85.45        62.57        74.70
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
November 30, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Managed High Yield Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income. The fund intends to achieve its objective by investing in high yielding income securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 2000, the fund had a capital loss carryover of approximately $6,752,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $2,584,000    May 31, 2007
     4,168,000    May 31, 2008

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended November 30, 2000, the fund's expenses were reduced by $5,872 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $475 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended November 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $38,071,751 and $42,754,691, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The fund has not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements.

Note 5
Change in independent accountants
(unaudited)

Based on the recommendation of the Audit Committee of the fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as this fund's independent accountants and voted to appoint KPMG LLP for the fund's fiscal year ended May 31, 2001. During the two previous fiscal years, PricewaterhouseCoopers LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through July 24, 2000, there were no disagreements between the fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.


RESULTS OF OCTOBER 5, 2000 SHAREHOLDER MEETING
(Unaudited)

An annual meeting of shareholders of the fund was held on October 5, 2000. At the meeting, each of the nominees for Trustees was elected, as follows:

                                                           Votes
                                     Votes for            withheld

Jameson Adkins Baxter                6,546,564            139,729
Hans H. Estin                        6,527,380            158,913
J. A. Hill                           6,548,055            138,238
Ronald J. Jackson                    6,547,494            138,799
Paul L. Joskow                       6,549,592            136,701
Elizabeth T. Kennan                  6,549,689            136,604
Lawrence J. Lasser                   6,541,919            144,374
John H. Mullin III                   6,549,357            136,936
R. E. Patterson                      6,541,256            145,037
George Putnam, III                   6,545,058            141,235
A.J.C. Smith                         6,539,899            146,394
W. Thomas Stephens                   6,548,957            137,336
W. Nicholas Thorndike                6,540,362            145,931

A proposal to ratify the selection of KPMG LLP as independent accountants for the fund was approved as follows: 6,587,916 votes for, and 35,255 votes against, with 63,122 abstentions and non-broker votes.

All tabulations are rounded to nearest whole number.


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FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Rosemary H. Thomsen
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
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---------------------

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